UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21217

Eaton Vance Insured California II Municipal Bond Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

Insured California Municipal Bond Fund II	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.0%

Principal
Amount
(000’s omitted)	Security	Value

General Obligations — 5.8%
$775	California, 5.00%, 6/1/34	$787,756
900	California, 5.25%, 4/1/30	933,129
1,465	California, 5.50%, 11/1/33	1,565,763
		$3,286,648

Insured-Electric Utilities — 10.5%
3,475	Glendale Electric, (MBIA), 5.00%, 2/1/32	3,564,029
1,650	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29 (1) (2)	1,861,051
455	Sacramento Municipal Electric Utility District, (FSA), Variable Rate, 10.537%, 8/15/28 (1) (3)	495,454
		$5,920,534

Insured-General Obligations — 36.4%
1,250	California, (AMBAC), 5.00%, 4/1/27	1,290,162
415	California, (XLCA), Variable Rate, 10.535%, 10/1/28 (1) (3)	452,387
5,000	Clovis Unified School District, (FGIC), 0.00%, 8/1/20	2,396,650
2,000	Laguna Salada Union School District, (FGIC), 0.00%, 8/1/22	851,620
2,350	Long Beach Unified School District, (Election of 1999), (FSA), 5.00%, 8/1/31	2,404,778
1,710	Los Angeles Unified School District, (FGIC), 5.375%, 7/1/25	1,840,781
1,945	Los Osos Community Services, Wastewater Assessment District, (MBIA), 5.00%, 9/2/33	1,988,724
1,000	Mount Diablo Unified School District, (FSA), 5.00%, 8/1/25	1,044,130
735	San Diego Unified School District, (MBIA), Variable Rate, 12.035%, 7/1/24 (1) (3)	1,099,531
4,300	San Mateo County Community College District, (Election of 2001), (FGIC), 0.00%, 9/1/21	1,933,065
1,750	Santa Ana Unified School District, (MBIA), 5.00%, 8/1/32	1,795,325

$1,000	Simi Valley Unified School District, (MBIA), 5.00%, 8/1/28	$1,038,140
3,200	Union Elementary School District, (FGIC), 0.00%, 9/1/22	1,358,496
2,600	Union Elementary School District, (FGIC), 0.00%, 9/1/23	1,040,260
		$20,534,049

Insured-Lease Revenue / Certificates of Participation — 21.0%
4,000	Anaheim, Public Financing Authority Lease Revenue, (FSA), 5.00%, 3/1/37	4,052,360
4,250	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27 (4)	4,388,635
2,250	Orange County Water District Certificates of Participation, (MBIA), 5.00%, 8/15/34	2,302,898
1,075	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	1,096,371
		$11,840,264

Insured-Public Education — 14.2%
4,000	California University, (AMBAC), 5.00%, 11/1/33	4,100,040
3,790	University of California, (FGIC), 5.125%, 9/1/31	3,922,119
		$8,022,159

Insured-Sewer Revenue — 6.2%
3,425	Los Angeles Wastewater Treatment System, (FGIC), 5.00%, 6/1/28	3,530,764
		$3,530,764

Insured-Special Assessment Revenue — 18.4%
2,500	Cathedral City Public Financing Authority, (Housing Redevelopment), (MBIA), 5.00%, 8/1/33	2,564,025
2,500	Cathedral City Public Financing Authority, (Tax Allocation Redevelopment), (MBIA), 5.00%, 8/1/33	2,564,025
1,750	Irvine Public Facility and Infrastructure Authority Assessment, (AMBAC), 5.00%, 9/2/26	1,803,533
2,000	Murrieta Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32	2,051,840
1,335	San Jose Redevelopment Agency Tax, (MBIA), Variable Rate, 10.535%, 8/1/32 (1) (3)	1,411,055
		$10,394,478

Insured-Special Tax Revenue — 8.7%
$1,000	San Francisco Bay Area Rapid Transportation District Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	$1,023,100
3,750	San Francisco Bay Area Rapid Transportation District, (AMBAC), 5.125%, 7/1/36	3,865,463
		$4,888,563

Insured-Transportation — 15.2%
4,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/36	4,110,960
2,250	Los Angeles County Metropolitan Transportation Authority, (FGIC), 5.25%, 7/1/30	2,373,368
6,670	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/27	2,126,396
		$8,610,724

Insured-Utilities — 3.2%
1,750	Los Angeles Department of Water and Power, (FGIC), 5.125%, 7/1/41	1,786,820
		$1,786,820

Insured-Water Revenue — 11.9%
835	Contra Costa Water District, (FSA), Variable Rate, 10.539%, 10/1/32 (1) (3)	900,848
5,700	East Bay Municipal Utility District Water System, (MBIA), 5.00%, 6/1/38	5,792,967
		$6,693,815

Water Revenue — 4.5%
2,500	California Water Resource, (Central Valley), 5.00%, 12/1/29	2,546,225
		$2,546,225

Total Tax-Exempt Investments — 156.0% (identified cost $85,253,237)		$88,055,043

Other Assets, Less Liabilities — 3.8%		$2,130,050
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.8%)		$(33,752,772)
Net Assets Applicable to Common Shares— 100.0%		$56,432,321

AMBAC	-	AMBAC Financial Group, Inc.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.

MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2004, 93.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 32.1% of total investments.

(1)                                  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2004, the aggregate value of the securities is $6,220,326 or 11.0% of the Fund’s net assets.

(2)                                  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(3)                                  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(4)                                  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
03/05	200 U.S. Treasury Bond	Short	$(22,011,650)	$(22,500,000)	$(488,350)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$85,217,906
Gross unrealized appreciation	$2,837,137
Gross unrealized depreciation	—
Net unrealized appreciation	$2,837,137

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured California II Municipal Bond Fund

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	February 18, 2005

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	February 18, 2005